Schedule of Promissory Note Receivable (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Mar. 30, 2021
Notes And Amounts Receivable For Equity Issued
Beginning balance	$ 1,158,832
Additions		1,184,549
Repayments	(49,800)	(23,745)
Accrued interest		17,733	$ 12,000
Foreign exchange loss on revaluation		(19,705)
Ending balance	$ 1,109,032	$ 1,158,832